INTANGIBLE ASSETS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill	$ 568.0	$ 0.0
Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Amortization	4.1	8.8
Impairment of goodwill	$ 0.0
Civil Aviation, and Defense and Security
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (in years)	5 years
Estimated growth rate (in percent)	2.00%
Defense and Security
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill	$ 568.0
Recoverable amount of asset or cash-generating unit	$ 2,100.0
Defense and Security | Revenue
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, assets	$ 85.0
Defense and Security | Financial forecast of profit (loss) for cash-generating unit
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, assets	$ 190.0
Defense and Security | Discount rate
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, assets	$ 245.0
Civil Aviation
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill	$ 0.0
Civil Aviation | Revenue
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Civil Aviation | Financial forecast of profit (loss) for cash-generating unit
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Civil Aviation | Discount rate
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount rate (in percent)	9.00%
Top of range
Disclosure of detailed information about intangible assets [line items]
Discount rate (in percent)	10.90%
Top of range | Defense and Security
Disclosure of detailed information about intangible assets [line items]
Discount rate (in percent)	10.90%
Cost of sales
Disclosure of detailed information about intangible assets [line items]
Amortization	$ 92.3	89.6
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization	32.8	24.5
Selling, general and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization	$ 0.2	$ 0.0